Leases - Schedule of Maturities of Undiscounted Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Maturities of Undiscounted Operating Lease Liabilities [Abstract]
2025 (after June 30)	$ 145
2026	170
2027	147
2028	99
Total undiscounted lease liability	561
Less: Imputed interest	(81)
Present value of lease liabilities	$ 480	$ 534